SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of consolidation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly former owned subsidiaries and subsidiaries which the Company owns 85% interests and its investment in CWN Capital Inc through April 28, 2014(the date of deconsolidation of the subsidiaries). All material inter-company accounts and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and would impact the results of operations and cash flows.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, deferred income tax assets and liabilities and stock based compensation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. The Company had no cash equivalents as of December 31, 2015 (2014 - $nil) .

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred tax liabilities and assets is recognized in income in the period in which the change occurs. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Per FASB ASC 740 “Income taxes” under the liability method, it is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. At December 31, 2015, the Company believes it has appropriately accounted for any unrecognized tax benefits. To the extent the Company prevails in matters for which a liability for an unrecognized benefit is established or is required to pay amounts in excess of the liability, the Company’s effective tax rate in a given financial statement period may be affected. Interest and penalties associated with the Company’s tax positions are recorded as Interest Expense.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC Topic 220-10, Comprehensive Income - Overall, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statements of Operations and Comprehensive Loss.

Financial Instruments and Concentration Of Risk [Policy Text Block]
Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and notes receivable approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

⋅	Level one – Quoted market prices in active markets for identical assets or liabilities;

⋅	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

⋅	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2015 and 2014, the fair value of cash and cash equivalents are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options and notes receivable are recognized in the balance sheets as level three per the fair value hierarchy.

Discontinued Operations, Policy [Policy Text Block]
Deconsolidation

The Company accounts for deconsolidation of subsidiaries in accordance with ASC Topic 810 “Consolidation”.
In accordance with ASC Topic 810-10-40-5, the parent shall account for the deconsolidation of a subsidiary by recognizing a gain or loss in net income attributable to the parent, measured as the difference between:

a. The aggregate of all of the following:

1. The fair value of any consideration received;
2. The fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated;
3. The carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated.
b. The carrying amount of the former subsidiary’s assets and liabilities.

For the year ended December 31, 2014, the Company incurred approximately US$0.40 million loss on disposal of its former subsidiaries.

Compensation Related Costs, Policy [Policy Text Block]
Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Commitments and Contingencies, Policy [Policy Text Block]
Commitment and Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.   The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment.   In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements.   If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.   Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Earnings Per Share, Policy [Policy Text Block]
Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share. Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In June 2014, under ASC 718, Compensation—Stock Compensation, the FASB issued Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. These amendments apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. We are currently evaluating the impact on our consolidated financial statements of adopting this guidance.

In August 2014, the FASB issued Presentation of Financial Statements – Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. We are currently evaluating the impact on our consolidated financial statements of adopting this guidance.

In April 2014, the FASB issued Accounting Standards Update ("ASU") 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued operations and Disclosures of Disposals of Components of an Entity. The amendments in ASU 2014-08 change the criteria for reporting discontinued operations while enhancing disclosures in this area. They also address sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the entity's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The amendments in this ASU are effective for the first quarter of 2015 for public entities with calendar year ends. The Company adopted ASU 2014-08 on January 1, 2015 and the adoption of this pronouncement did not have a material effect on the Company's consolidated financial position or results of operations.

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (ASU 2014-09). This accounting standard supersedes all existing US GAAP revenue recognition guidance. Under ASU 2014-09, a company will recognize revenue when it transfers the control of promised goods or services to customers in an amount that reflects the consideration which the company expects to collect in exchange for those goods or services. ASU 2014-09 will require additional disclosures in the notes to the consolidated financial statements and is effective for annual and interim reporting periods beginning after December 15, 2016. The Company is evaluating the impact of ASU 2014-09 and an estimate of the impact to the consolidated financial statements cannot be made at this time. In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The standard provides guidance that a performance target that affects vesting of a share-based payment and that could be achieved after the requisite service condition is a performance condition. As a result, the target is not reflected in the estimation of the award's grant date fair value. Share-based compensation cost for such award would be recognized over the required service period, if it is probable that the performance condition will be achieved. ASU 2014-12 is effective for annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The guidance should be applied on a prospective basis to awards that are granted or modified on or after the effective date of the standard. Companies also have the option to apply the guidance on a modified retrospective basis for awards with performance targets outstanding on or after the beginning of the first annual period presented after the effective date of the standard. The Company is evaluating the impact of ASU 2014-12 and an estimate of the impact to the consolidated financial statements cannot be made at this time.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is "substantial doubt about the entity's ability to continue as a going concern."

The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter and early adoption is permitted. The Company is evaluating the impact of ASU 2014-15 and an estimate of the impact to the consolidated financial statements cannot be made at this time.

In January 2015, the FASB issued ASU 2015-01, Income Statement-Extraordinary and Unusual Items (Subtopic 225-20), Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items, which eliminates the concept of extraordinary items. Under this new guidance, entities will no longer be required to separately classify, present and disclose extraordinary events and transactions. The amendments in this update are effective for annual and interim periods beginning after December 15, 2015. The Company is evaluating the impact of ASU 2015-01 and an estimate of the impact to the consolidated financial statements cannot be made at this time.

In February 2015, the FASB issued ASU No. 2015-02, "Consolidation (Topic 810): Amendments to the Consolidation Analysis"("ASU 2015-02"). ASU 2015-02 makes several modifications to the consolidation guidance for variable interest entities ("VIEs") and general partners' investments in limited partnerships, as well as modifications to the evaluation of whether limited partnerships are VIEs or voting interest entities. It is effective for annual and interim periods beginning after December 15, 2015. Early adoption is permitted.

In April 2015, FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). In August 2015, FASB issued ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (“ASU 2015-15”). ASU 2015-03 will require that debt issuance costs be presented in the balance sheet as a deduction from the carrying amount of the debt. ASU 2015-15 allows an entity to present debt issuance costs associated with a revolving line of credit arrangement as an asset, regardless of whether a balance is outstanding. The recognition and measurement guidance for debt issuance costs are not affected by ASU 2015-03 or ASU 2015-15. These ASU’s are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early adoption permitted. ASU 2015-03 will require the Company to reclassify its deferred financing costs associated with its long-term debt from other assets to long-term debt on a retrospective basis. The new standard will not affect the Company’s results of operations or cash flows.

On March 30, 2016, the FASB issued ?ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends ASC Topic 718, Compensation – Stock Compensation. The ASU simplifies several aspects of the accounting for employee share-based payment transactions.

The ASU also contains guidance under which nonpublic entities can use the simplified method to estimate the expected term of an award and make a one-time election to switch from fair value measurement to intrinsic value measurement for liability-classified awards.

ASU 2016-09 is effective for public business entities for annual reporting periods beginning after December 15, 2016, and interim periods within that reporting period. Early adoption will be permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption.

The Company is evaluating the impact of the amended guidance on its consolidated financial statements. There have been no other accountings pronouncements issued but not yet adopted by the Company which are expected to have a material impact on the Company’s financial position, results of operations or cash flows.